Leases (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of finance leases	$ 4,912	$ 4,538	$ 39
Interest on lease liabilities	749	856	8
Total finance lease cost	5,661	5,394	47
Operating lease cost	18,962	12,119	8,596
Short-term lease cost	21,134	18,072	10,413
Total lease cost	$ 45,757	$ 35,585	$ 19,056